SUMMARY OF SUBSIDIARY INFORMATION (Details)	12 Months Ended
Dec. 31, 2023
Huahui Group Stock Limited [Member]
Date of incorporation	May 17, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Huahui Group Co., Limited [Member]
Date of incorporation	May 29, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Huahui Group (HK) Co., Limited [Member]
Date of incorporation	Jan. 04, 2017
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Date of acquisition	Apr. 20, 2018
Huahui (Shenzhen) Education Management Co., Limited [Member]
Date of incorporation	Mar. 28, 2017
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Date of acquisition	Apr. 20, 2018
Shenzhen Huahui Shangxing Education Consulting Co., Limited [Member]
Date of incorporation	Jan. 05, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Date of acquisition	May 04, 2018
Zhongdehui (Shenzhen) Education Development Co., Limited [Member]
Date of incorporation	Jan. 19, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Educational services
Date of acquisition	Jun. 27, 2018
Huahui Technology (HK) Co., Limited [Member]
Date of incorporation	Mar. 25, 2020
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Huahui Shenzhen Education Technology Co Ltd [Member]
Date of incorporation	Jul. 08, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Huahui Jinming Shenzhen Education Technology Co Limited [Member]
Date of incorporation	Jul. 08, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Holding company
Shenzhen Huahui Media Technology Co Ltd [Member]
Date of incorporation	Aug. 25, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Event planning and production; business planning
Zhongdehui Guangzhou Education Consulting Co Limited [Member]
Date of incorporation	Dec. 28, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Educational services
Zhongdehui Shenyang Education Consulting Co Limited [Member]
Date of incorporation	Dec. 29, 2020
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Educational services
Shenzhen Jiarui Media Co Limited [Member]
Date of incorporation	Jun. 04, 2021
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Conference and exhibition planning
Shangdong Yult Big Data Technology Co Limited [Member]
Date of incorporation	Dec. 14, 2021
Place of incorporation	PRC
Percentage of legal ownership by the Company	80.00%
Principal activities	Investment holding